American Century World Mutual Funds, Inc. Prospectus Supplement NT International Growth Fund
Supplement dated May 1, 2014 ¡ Prospectus dated April 1, 2014

All references to Alex Tedder are deleted from the prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

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